Employee Future Benefits - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 9	$ 9	$ 20	$ 20